Annual Fund Operating Expenses - VALUE EQUITY FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.62%	[1]
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.69%
Investor
Operating Expenses:
Management fee	0.62%	[1]
Other expenses	0.32%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.95%

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.